Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Total	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2019	€ 2,159	€ 287,214	€ 16,551		€ 151	€ (211,746)	€ 94,329	€ (496)	€ 93,833
Balance at beginning of period (in shares) at Dec. 31, 2019	53,975,838
Result for the year						(46,565)	(46,565)	(49)	(46,614)
Other comprehensive income					(340)		(340)		(340)
Recognition of share-based payments	€ 4	538	7,838				8,380		8,380
Recognition of share-based payments (in shares)	102,007
Issue of ordinary shares	€ 2	270					272		272
Issue of ordinary shares (in shares)	53,708
Treasury shares transferred (in shares)	(303,408)
Recognition of equity component of convertible loan				€ 280			280		280
Shares options lapsed			(91)			91
Shares options exercised		735	(473)			473	735		735
Share options exercised (in shares)	303,408
Balance at end of period at Dec. 31, 2020	€ 2,165	288,757	23,825	280	(189)	(257,747)	57,091	(545)	56,546
Balance at end of period (in shares) at Dec. 31, 2020	54,131,553
Result for the year						(61,621)	(61,621)	(59)	(61,680)
Other comprehensive income					619		619		619
Recognition of share-based payments	€ 5	382	6,216				6,603		6,603
Recognition of share-based payments (in shares)	112,657
Issue of ordinary shares	€ 820	107,657					108,477		108,477
Issue of ordinary shares (in shares)	20,498,451
Treasury shares transferred (in shares)	(352,167)
Recognition of equity component of convertible loan				1,146			1,146		1,146
Shares options lapsed			(522)			522
Shares options exercised	€ 5	1,513	(1,076)			1,076	1,518		1,518
Share options exercised (in shares)	474,887
Balance at end of period at Dec. 31, 2021	€ 2,995	€ 398,309	€ 28,443	€ 1,426	€ 430	€ (317,770)	€ 113,833	€ (604)	€ 113,229
Balance at end of period (in shares) at Dec. 31, 2021	74,865,381